Quarterly Holdings Report
for

Fidelity® Series Canada Fund

July 31, 2021

SAD-QTLY-0921
1.9883885.103

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
		Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.8%
TELUS Corp.		4,576,500	$101,647,014
Interactive Media & Services - 0.2%
VerticalScope Holdings, Inc.		441,000	10,310,973
Media - 0.7%
Shaw Communications, Inc. Class B		1,345,600	39,302,392
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc. Class B (non-vtg.)		1,964,900	100,292,427

TOTAL COMMUNICATION SERVICES			251,552,806

CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 2.0%
Restaurant Brands International, Inc.		1,679,200	114,566,771
Multiline Retail - 2.3%
Dollarama, Inc.		2,692,800	126,805,066
Specialty Retail - 0.1%
Diversified Royalty Corp.		1,091,400	2,519,423
Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (a)(b)		436,883	18,545,466

TOTAL CONSUMER DISCRETIONARY			262,436,726

CONSUMER STAPLES - 7.5%
Beverages - 0.4%
GURU Organic Energy Corp. (a)(c)		1,231,500	16,484,490
GURU Organic Energy Corp. (c)		660,496	7,957,082
			24,441,572
Food & Staples Retailing - 7.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,724,800	311,382,007
George Weston Ltd.		420,100	43,565,677
Neighbourly Pharmacy, Inc.		214,975	5,083,170
North West Co., Inc.		1,123,368	32,739,388
			392,770,242
Personal Products - 0.1%
Jamieson Wellness, Inc. (d)		266,100	7,458,734

TOTAL CONSUMER STAPLES			424,670,548

ENERGY - 12.7%
Energy Equipment & Services - 0.2%
Computer Modelling Group Ltd.		2,492,800	8,671,651
Oil, Gas & Consumable Fuels - 12.5%
Canadian Natural Resources Ltd.		6,871,400	226,751,794
Enbridge, Inc.		5,077,400	200,149,513
Parkland Corp. (b)		1,284,700	40,890,860
PrairieSky Royalty Ltd.		9,006,600	100,923,588
Suncor Energy, Inc.		6,852,800	134,902,828
			703,618,583

TOTAL ENERGY			712,290,234

FINANCIALS - 32.9%
Banks - 21.1%
Bank of Montreal (b)		2,680,000	265,357,807
Bank of Nova Scotia (b)		1,914,100	119,470,156
Royal Bank of Canada (b)		2,756,300	278,767,180
The Toronto-Dominion Bank		7,839,130	521,205,382
			1,184,800,525
Capital Markets - 4.9%
Brookfield Asset Management, Inc. (Canada) Class A		5,120,088	276,401,031
Insurance - 6.9%
Fairfax Financial Holdings Ltd. (sub. vtg.)		178,600	75,233,604
Intact Financial Corp.		815,600	111,134,979
Sun Life Financial, Inc.		3,911,000	203,700,529
			390,069,112

TOTAL FINANCIALS			1,851,270,668

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Andlauer Healthcare Group, Inc.		623,870	21,987,467
dentalcorp Holdings Ltd. (a)		1,073,000	12,573,950
			34,561,417
INDUSTRIALS - 12.3%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc.		3,089,814	107,633,309
Professional Services - 2.1%
Thomson Reuters Corp.		1,116,600	118,318,788
Road & Rail - 8.3%
Canadian National Railway Co.		993,900	107,993,815
Canadian Pacific Railway Ltd.		4,824,125	358,213,322
			466,207,137

TOTAL INDUSTRIALS			692,159,234

INFORMATION TECHNOLOGY - 10.4%
IT Services - 5.5%
CGI, Inc. Class A (sub. vtg.) (a)		1,240,400	112,835,040
Shopify, Inc. Class A (a)		130,100	195,316,848
			308,151,888
Software - 4.9%
ApplyBoard, Inc. (e)(f)		10,248	1,105,952
ApplyBoard, Inc. (non-vtg.) (e)(f)		2,527	272,711
Constellation Software, Inc.		78,200	125,262,284
Dye & Durham Ltd.		1,322,000	49,982,959
Open Text Corp.		1,901,300	98,752,998
			275,376,904

TOTAL INFORMATION TECHNOLOGY			583,528,792

MATERIALS - 11.7%
Chemicals - 2.6%
Nutrien Ltd.		2,516,178	149,607,313
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B		1,405,100	80,582,643
Metals & Mining - 7.5%
Franco-Nevada Corp.		1,187,887	189,999,079
Lundin Mining Corp.		4,457,200	40,620,683
Wheaton Precious Metals Corp.		4,113,500	190,013,630
			420,633,392
Paper & Forest Products - 0.2%
Western Forest Products, Inc.		6,196,300	9,585,491

TOTAL MATERIALS			660,408,839

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Allied Properties (REIT)		670,500	24,566,011
Real Estate Management & Development - 0.2%
Colliers International Group, Inc.		46,700	5,992,094
Information Services Corp.		82,200	1,863,929
			7,856,023

TOTAL REAL ESTATE			32,422,034

TOTAL COMMON STOCKS
(Cost $4,055,180,451)			5,505,301,298

Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (e)(f)		12,606	1,360,424
Series A2 (e)(f)		9,868	1,064,943
Series A3 (e)(f)		563	60,758
Series D (e)(f)		27,521	2,970,033
Series Seed (e)(f)		3,768	406,638
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,705,692)			5,862,796
		Principal Amount	Value

Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (Cost $10,348,838)(d)	CAD	15,848,000	16,767,682
		Shares	Value

Money Market Funds - 9.1%
Fidelity Cash Central Fund 0.06% (g)		72,987,681	73,002,278
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)		436,509,632	436,553,283
TOTAL MONEY MARKET FUNDS
(Cost $509,555,561)			509,555,561
TOTAL INVESTMENT IN SECURITIES - 107.4%
(Cost $4,579,790,542)			6,037,487,337
NET OTHER ASSETS (LIABILITIES) - (7.4)%			(415,664,475)
NET ASSETS - 100%			$5,621,822,862

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,226,416 or 0.4% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,241,459 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ApplyBoard, Inc.	6/4/21 - 6/30/21	$524,312
ApplyBoard, Inc. (non-vtg.)	6/30/21	$269,861
ApplyBoard, Inc. Series A1	6/4/21	$816,255
ApplyBoard, Inc. Series A2	6/4/21	$638,966
ApplyBoard, Inc. Series A3	6/4/21	$36,455
ApplyBoard, Inc. Series D	6/4/21	$2,970,033
ApplyBoard, Inc. Series Seed	6/4/21	$243,983

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,930
Fidelity Securities Lending Cash Central Fund	547,720
Total	$563,650

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$15,257,946	$717,630,226	$659,886,153	$259	$--	$73,002,278	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	186,793,155	4,143,222,047	3,893,461,919	--	--	436,553,283	1.4%
Total	$202,051,101	$4,860,852,273	$4,553,348,072	$259	$--	$509,555,561

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
GURU Organic Energy Corp.	$--	$100,390	$225,931	$--	$95,195	$11,460,578	$16,484,490
GURU Organic Energy Corp.	--	8,702,546	--	--	--	(745,464)	7,957,082
Total	$--	$8,802,936	$225,931	$--	$95,195	$10,715,114	$24,441,572

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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